Subsequent Events (Details) - Subsequent Event [Member]					1 Months Ended
	Nov. 05, 2025 USD ($) shares	Oct. 22, 2025 USD ($)	Oct. 06, 2025 USD ($)	Mar. 25, 2025 USD ($) shares	Oct. 31, 2025 USD ($)
Subsequent Events [Line Items]
Percentage of convertible promissory notes	10.00%
Trading days	20
Percentage of outstanding interest rate	24.00%
Class A Common Stock [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares) | shares				885,000
Series A Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares) | shares				1,092,896
Pre-Paid Warrants [Member]
Subsequent Events [Line Items]
Fees and other offering expenses (in Dollars)				$ 2,000,000
Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)		$ 1,050,000	$ 525,000
Original issue discount (in Dollars)	$ 125,000	47,520	27,000
(in Dollars)		$ 50,000	$ 25,000
Principal amount (in Dollars)	$ 178,571.43
Percentage of original issue discount	30.00%
Percentage of conversion price	90.00%
Percentage of issued and outstanding shares	9.99%
Percentage of gross proceeds	25.00%
Percentage of mandatory prepayment	120.00%
Percentage of unpaid interest and a pre-payment premium	120.00%
Percentage of premium	120.00%
Alchemy [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Issued shares (in Shares) | shares	1,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Dollars)					$ 151,894
Warrants to purchase (in Shares) | shares				1,092,896
Common Stock [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Investor’s ownership	4.99%
Common Class A [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares) | shares				207,896